Share-based Compensation - Summary of Changes in Restricted Share Units (Details) - Restricted Share Units - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercised	(500,000)	(875,000)
Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,656,916	48,883
Granted	12,381,525	3,002,213
Forfeited	(1,582,628)	(43,813)
Exercised	(4,919,883)	(1,350,367)
Ending balance	7,535,930	1,656,916